Financial Risk Management - Loans and Advances by Geographical Sector (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of credit risk exposure [line items]
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net	¥ (530,933)	¥ (490,655)
Less: Allowance for loan losses	(1,102,522)	(979,000)
Loans and advances	125,190,819	121,716,465
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	126,824,274	123,186,120
Gross carrying amount [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Loans and advances	73,240,162	71,162,406
Gross carrying amount [member] | Americas [member]
Disclosure of credit risk exposure [line items]
Loans and advances	21,777,691	20,773,650
Gross carrying amount [member] | Europe [member]
Disclosure of credit risk exposure [line items]
Loans and advances	10,920,043	10,243,368
Gross carrying amount [member] | Asia [member]
Disclosure of credit risk exposure [line items]
Loans and advances	13,432,099	14,184,836
Gross carrying amount [member] | Others [member]
Disclosure of credit risk exposure [line items]
Loans and advances	7,454,279	6,821,860
Gross carrying amount [member] | Foreign [member]
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 53,584,112	¥ 52,023,714